UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          October 23, 2001

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   96

Form 13F information Table Value Total:   $238,414



List of Other Included Managers:


FORM 13F

   Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                         Item 4:    Item 5:           Item 6:                             Item 8:
        Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
    Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                    Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                     in Instr.  Other
  XABBOTT LABS        COM   002824100          947   18,266                                        18266
  XAIR PRODUCTS       COM   009158106          210    5,431                                         5431
  XAMERICAN EXPRESS   COM   025816109          210    7,564                                         7564
  XAMERICAN HOME PRO  COM   026609107         3247   55,740                                        55740
  XAMERICAN INTL      COM   026874107         6281   80,531                                        80531
  XAMGEN              COM   031162100          218    3,710                                         3710
  XANHEUSER BUSCH     COM   035229103         3745   89,411                                        89411
  XAUTOMATIC DATA     COM   053015103         4325   91,936                                        91936
  XBANK OF NEW YORK   COM   064057102         1409   40,269                                        40269
  XBAXTER INTL        COM   071813109          772   14,028                                        14028
  XBECTON DICKINSON   COM   075887109         1782   48,150                                        48150
  XBELL MICROPROD.    COM   078137106         1996  259,500                                       182500              77,000
  XBELL SOUTH         COM   079860102          262    6,307                                         6307
  XBPA AMOCO          COM   055622104         1050   21,351                                        21351
  XBRISTOL MYERS      COM   110122108         4290   77,205                                        77205
  XCAPITAL AUTOMOTIV  COM   139733109         5432  308,300                                       248300             60,000
  XCARPENTER TECH     COM   144285103          310   13,924                                        13924
  XCEDAR FAIR L.P     COM   150185106          379   19,400                                        19400
  XCHEVRON            COM   166751107          256    3,013                                         3013
  XCHUBB              COM   171232101          218    3,050                                         3050
  XCITIGROUP          COM   172967101          315    7,768                                         7768
  XCOCA COLA          COM   191211600          237    5,051                                         5051
  XCOLGATE PALMOLIVE  COM   194162103         2789   47,873                                        47873
  XCVS                COM   126650100         2306   69,450                                        69450
  XCREE RESEARCH      COM   225447101          754   51,040                                        33040             18,000
  XCONAGRA            COM   205887102         1064   47,400                                        47400

     COLUMN TOTALS                           44804

       FORM 13F

   Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                         Item 4:    Item 5:           Item 6:                             Item 8:
        Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
    Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                    Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                     in Instr.  Other
  XDAKTRONICS         COM   234264109         5564  632,250                                       450250             182,000
  XDOVER CORP         COM   260003108         1608   53,400                                        53400
  XDUKE ENERGY        COM   264399106          396   10,474                                        10474
  XDU PONT            COM   263534109          236    6,290                                         6290
  XEMBREX             COM   290817105         4518  308,400                                       250400              58,000
  XEDGE PETROLEUM     COM   279862106         2702  551,401                                       449401             102,000
  XEMERSON ELECTRIC   COM   291011104          440    9,344                                         9344
  XEVERGREEN RES      COM   299900308          560   16,500                                        16500
  XFIRST UNION        COM   337358105         2715   87,592                                        87592
  XGENERAL ELECTRIC   COM   369604103         9895  265,997                                       265997
  XGENTEX             COM   371901109         5054  211,550                                       137450             74,100
  XGILLETTE           COM   375766102          302   10,150                                        10150
  XGLAXO HOLDINGS     COM   37733W105          509    9,075                                         9075
  XW W GRAINGER       COM   384802104          387    9,951                                         9951
  XH J HEINZ          COM   423074103         1225   29,063                                        29063
  XHERSHEY FOODS      COM   427866108         1172   17,929                                        17929
  XIBM                COM   459200101         1153   12,487                                        12487
  XINTEL              COM   458140100         1767   86,425                                        86425
  XJOHNSON & JOHNSON  COM   478160104          882   15,914                                        15914
  XKENSEY NASH        COM   490057106         8481  443,350                                       322350             121,000
  XKIMBERLY CLARK     COM   494368103         4807   77,525                                        77525
  XLILLY, ELI         COM   532457108         4180   51,801                                        51801
  XLITHIA MOTORS      COM   536797103         4466  321,300                                       226700              94,600

     COLUMN TOTALS                           63019


       FORM 13F

   Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                         Item 4:    Item 5:           Item 6:                             Item 8:
        Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
    Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                    Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                     in Instr.  Other
  XMEADE INSTRUMENT   COM   583062104         2250  595,150                                       489150            106,000
  XMEASUREMENT SPEC.  COM   583421102         4207  425,375                                       306575            118,800
  XMEDTRONIC          COM   585055106         3214   73,875                                        73875
  XMcGRAW HILL        COM   580645109          961   16,516                                        16516
  XMELLON BANK        COM   58551A108         4580  141,675                                       141675
  XMERCK              COM   589331107         3648   54,769                                        54769
  XMICROSOFT          COM   594918104         2977   58,179                                        58179
  X J P MORGAN        COM   616880100          428   12,543                                        12543
  XOMNICOM            COM   681919106         5640   86,906                                        86906
  XPARKWAY PROP       COM   70159Q104         5835  179,543                                       120643              58,900
  XPENN NATL GAMING   COM   707569109         6717  409,569                                       304569             105,000
  XPEPSICO            COM   713448108         6066  125,072                                       125072
  XPERF. FOOD GROUP   COM   713755106         6733  236,000                                       170200              65,800
  XPFIZER             COM   717081103          872   21,752                                        21752
  XPLANTRONICS        COM   727493108         1694   99,350                                        64550              34,800
  XPROCTOR & GAMBLE   COM   742718109         2567   35,262                                        35262

     COLUMN TOTALS                           58389
       FORM 13F

   Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                         Item 4:    Item 5:           Item 6:                             Item 8:
        Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
    Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                    Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                     in Instr.  Other
  XPNC BANC CORP      COM   693475105          634   11,073                                        11073
  XPHARMACIA  CORP    COM   71713U102         4358  107,450                                       107450
  XPRIMA ENERGY       COM   741901201         1150   51,900                                        28900              23,000
  XQ-LOGIC            COM   747277101         4522  237,986                                       198186              39,800
  XQUIXOTE            COM   749056107         4245  202,036                                       154036              48,000
  XRICHARDSON ELEC.   COM   763165107         3003  363,560                                       269760              93,800
  XROCK OF AGES       COM   772632105         1103  187,000                                        67700             119,300
  XROYAL DUTCH        COM   780257705          271    5,400                                         5400
  XSBC COMMUNICATION  COM   78387G103         3648   77,422                                        77422
  XSCHERING PLOUGH    COM   806605101         3473   93,601                                        93601
  XSARA LEE           COM   803111103          699   32,829                                        32829
  XSCHLUMBERGER       COM   806857108          367    8,031                                         8031
  XSCHWAB             COM   808513105          582   50,575                                        50575
  XSIPEX              COM   829909100         1304  201,905                                       163905              38,000
  XSTATE ST CORP      COM   857473102         1044   22,950                                        22950
  XSERVICEMASTER      COM   817615107          155   13,979                                        13979
  XSTORAGE USA        COM   861907103         4143  104,613                                        72613              32,000
  XSTRYKER CORP       COM   863667101          712   13,450                                        13450
  XSYSCO CORP         COM   871829107         4134  161,852                                       161852
  XA T & T CORP.      COM   001957109          415   21,521                                        21521
  XTEXACO             COM   881694103          352    5,419                                         5419
  XTYCO INT'L         COM   902124106         8823  193,911                                       193911
  XUNITED TECHNOLOGI  COM   913017109         1340   28,816                                        28816
  XUNIVERSAL ELECT.   COM   913483103         3593  238,250                                       183250              55,000
  XVERIZON            COM   92343V104         2179   40,277                                        40277
  XWALGREEN           COM   931422109         3118   90,566                                        90566
  XWILLIAMS COS       COM   969457100          745   27,303                                        27303
  XWILLIAMS COMMUN    COM   969455104           26   22,441                                        22441
  XEXXON MOBIL        COM   30231G102         7291  185,040                                       185040
  XDENTSPLY INTL      COM   249030107         4560   99,265                                        99265
  XZIMMER HOLDINGS    COM   98956P102          213    7,688                                         7688
     COLUMN TOTALS                           72202
      FINAL TOTAL                         $238,414



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